Equity Investment in Real Estate and the Managed REITs (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity Method Investment Summarized Financial Information Income Statement
Impairment charges	$ (22,962)	$ (10,473)	$ (15,381)
Managed REITs
Equity Method Investment Summarized Financial Information Income Statement
Revenues	809,364	789,933	737,369
Expenses	(626,422)	(599,822)	(501,216)
Net Income from continuing operations	182,942	190,111	236,153
Net income (loss) attributable to the equity investments in real estate and REITs	123,815	123,479	189,155
Combined Equity Investments
Equity Method Investment Summarized Financial Information Income Statement
Revenues	108,242	118,819	146,214
Expenses	(64,453)	(75,992)	(79,665)
Impairment charges	0	(8,602)	0
Net Income from continuing operations	43,789	34,225	66,549
Net income (loss) attributable to the equity investments in real estate and REITs	$ 79,591	$ 34,225	$ 66,549